Segmented information - Business segments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Operating Segments [Line Items]
Revenue	$ 1,474,984	$ 1,800,073
Cost of products and services sold	1,282,635	1,484,962
Depreciation and amortization	190,415	208,662
Cost of sales	1,473,050	1,693,624
Gross profit	1,934	106,449
Administration	127,566	145,344
Exploration	8,016	10,873
Research and development	7,168	3,965
Other operating expense	(8,407)	23,921
Loss on disposal of assets	3,803	1,072
Finance costs	76,612	96,133
Gain on derivatives	(12,529)	(36,577)
Finance income	(6,804)	(10,835)
Share of earnings from equity-accounted investee	(68,283)	(36,476)
Other expense (income)	(21,353)	(51,440)
Earnings (loss) before income taxes	(103,855)	(39,531)
Income tax expense (recovery)	(1,201)	13,666
Net earnings (loss)	(102,654)	(53,197)
Capital expenditures for the year	98,784	77,462
Uranium [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	1,054,993	1,416,125
Cost of products and services sold	1,028,816	1,243,311
Depreciation and amortization	134,629	154,560
Cost of sales	1,163,445	1,397,871
Gross profit	(108,452)	18,254
Administration	0	0
Exploration	8,016	10,873
Research and development	0	0
Other operating expense	(8,407)	23,921
Loss on disposal of assets	(2,886)	667
Finance costs	0	0
Gain on derivatives	0	0
Finance income	0	0
Share of earnings from equity-accounted investee	(68,283)	(36,476)
Other expense (income)	0	(202)
Earnings (loss) before income taxes	(36,892)	19,471
Capital expenditures for the year	72,786	46,697
Fuel Service [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	404,277	377,296
Cost of products and services sold	242,574	237,656
Depreciation and amortization	43,344	43,190
Cost of sales	285,918	280,846
Gross profit	118,359	96,450
Administration	0	0
Exploration	0	0
Research and development	0	0
Other operating expense	0	0
Loss on disposal of assets	6,689	405
Finance costs	0	0
Gain on derivatives	0	0
Finance income	0	0
Share of earnings from equity-accounted investee	0	0
Other expense (income)	301	0
Earnings (loss) before income taxes	111,369	96,045
Capital expenditures for the year	22,792	30,760
Other Segment [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	15,714	6,652
Cost of products and services sold	11,245	3,995
Depreciation and amortization	12,442	10,912
Cost of sales	23,687	14,907
Gross profit	(7,973)	(8,255)
Administration	127,566	145,344
Exploration	0	0
Research and development	7,168	3,965
Other operating expense	0	0
Loss on disposal of assets	0	0
Finance costs	76,612	96,133
Gain on derivatives	(12,529)	(36,577)
Finance income	(6,804)	(10,835)
Share of earnings from equity-accounted investee	0	0
Other expense (income)	(21,654)	(51,238)
Earnings (loss) before income taxes	(178,332)	(155,047)
Capital expenditures for the year	$ 3,206	$ 5